Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
(11)	Income Taxes

The components of the net deferred tax asset are as follows:

	In Thousands
	2012	2011
Deferred tax asset:
Federal	$10,177	9,102
State	1,616	1,465

	11,793	10,567

Deferred tax liability:
Federal	(2,947)	(1,726)
State	(603)	(353)

	(3,550)	(2,079)

	$8,243	8,488

The tax effects of each type of significant item that gave rise to deferred tax assets (liabilities) are:

	In Thousands
	2012	2011
Financial statement allowance for loan losses in excess of tax allowance	$9,298	8,994
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,474)	(1,019)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	879	773
Writedown of other real estate not deductible for income tax purposes until sold	1,578	800
Financial statement income on FHLB stock dividends not recognized for tax purposes	(480)	(480)
Deposit base premium related to acquisition of minority interest	—	(43)
Unrealized gain on securities available-for-sale	(1,596)	(537)
Miscellaneous	38	—

	$8,243	8,488

The components of income tax expense (benefit) are summarized as follows:

	In Thousands
	Federal	State	Total
2012
Current	$7,022	1,307	8,329
Deferred	(732)	(82)	(814)

Total	$6,290	1,225	7,515

2011
Current	$6,780	1,236	8,016
Deferred	(1,283)	(188)	(1,471)

Total	$5,497	1,048	6,545

2010
Current	$6,991	1,226	8,217
Deferred	(2,065)	(324)	(2,389)

Total	$4,926	902	5,828

A reconciliation of actual income tax expense of $7,515,000, $6,545,000 and $5,828,000 for the years ended December 31, 2012, 2011 and 2010, respectively, to the “expected” tax expense (computed by applying the statutory rate of 34% to earnings before income taxes) is as follows:

	In Thousands
	2012	2011	2010
Computed “expected” tax expense	$6,686	5,642	5,051
State income taxes, net of Federal income tax benefit	780	694	587
Tax exempt interest, net of interest expense exclusion	(203)	(199)	(196)
Federal income tax rate in excess of statutory rate related to taxable income over $10 million	206	187	194
Earnings on cash surrender value of life insurance	(82)	(21)	(19)
Expenses not deductible for tax purposes	26	24	19
Stock based compensation expense	10	8	7
Other	92	210	185

	$7,515	6,545	5,828

Total income tax expense for 2012, 2011 and 2010, includes $99,000, $73,000 and $204,000 of expense related to the realized gain and loss, respectively, on sale of securities.

As of December 31, 2012, 2011 and 2010 the Company has not accrued or recognized interest or penalties related to uncertain tax positions. It is the Company’s policy to recognize interest and/or penalties related to income tax matters in income tax expense.

There were no unrecognized tax benefits at December 31, 2012.

Wilson Bank does not expect that unrecognized tax benefits will significantly increase or decrease within the next 12 months. Included in the balance at December 31, 2012, were approximately $11.8 million of tax positions (deferred tax assets) for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company and its subsidiary file income tax returns in the United States (“U.S.”), as well as in the State of Tennessee. The Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2009. The Company’s Federal tax returns have been audited through December 31, 2004 with no changes.